NET (LOSS) INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
NET (LOSS) INCOME PER SHARE
Schedule of basic and diluted net income (loss) per share

	Period from
	July 25 to	Year ended	Year ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Numerator:
Net (loss) income	(20,716)	164,865	1,193,311
Deemed dividend to shareholders upon issuance of Series A and A+ preferred share (note 9)	—	—	(3,097,733)
Net (loss) income attributable to Class A and Class B ordinary shareholders for computing basic and diluted net loss per share	(20,716)	164,865	(1,904,422)
Denominator:
Weighted average Class A and Class B ordinary shares outstanding used in computing basic and diluted (loss) income per ordinary share	198,347,168	198,347,168	202,751,277
Basic and diluted net (loss) income per share	(0.10)	0.83	(9.39)